Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (10,352)	$ (12,047)
Less: Income (loss) from discontinued operations, net of tax	(829)	94
Loss from continuing operations	(9,523)	(12,141)
Adjustments to reconcile net loss from continuing operations to net cash (used in) provided by operating activities from continuing operations:
Depreciation of property, plant and equipment	2,108	1,977
Amortization of intangible assets	216	175	$ 352
Amortization of right-of-use assets	643	631
Bad debt expense	467	418	895
Impairment of goodwill	995
Impairment of other assets		4,921
Change in fair value of derivatives and contingent consideration	216	287
Non-cash accretion of interest expense	(17)	242
Share-based compensation	135	386
Deferred income taxes	119	(87)
Changes in operating assets and liabilities:
Accounts receivable	1,612	(4,003)
Other receivables	169	4,263
Prepaid expenses and other current assets	(87)	(29)
Inventories	(3,698)	(1,984)
Other assets, noncurrent	178	1,240
Accounts payable	(6,307)	10,917
Lease liabilities	(338)	(351)
Other payables and liabilities	2,118	5,822
Net Cash (used in) provided by operating activities from continuing operations	(10,994)	12,684
Net Cash used in operating activities from discontinued operations	(448)	706
Net cash (used in) provided by operating activities	(11,442)	13,390
Cash flows from investing activities:
Advanced purchase consideration for sale of subsidiary	1,252
Purchases of property, plant, and equipment	(160)	(560)
Sales of property, plant, and equipment		7
Additions to intangible assets	(195)	(108)
Net cash provided by (used in) investing activities from continuing operations	897	(661)
Net cash used in investing activities from discontinued operations		(3)
Net cash provided by (used in) investing activities	897	(664)
Cash flows from financing activities:
Cash proceeds from transactions with an entity under common control	10,000
Loans from related parties	214
Borrowings on working capital facilities, net	1,093	5,067
Borrowings on lines of credit – Wheat inventories	5,755	39,825
Repayments on lines of credit – Wheat inventories	(17,565)	(60,564)
Borrowings on loans	10,327	1,440
Repayments on loans	(1,653)	(4,281)
Net cash provided by (used in) financing activities from continuing operations	8,171	(18,513)
Net cash provided by (used in) financing activities from discontinued operations	368	(1,586)
Net cash provided by (used in) financing activities	8,539	(20,099)
Effect of exchange rate changes on cash and cash equivalents	(745)	(280)
Net decrease in cash and cash equivalents	(2,751)	(7,653)
Cash and cash equivalents, beginning of period	12,231	24,021	24,021
Cash and cash equivalents, end of period	9,480	16,368	$ 12,231
Non-cash financing activities:
Extinguishment of related party loan in connection with transactions with an entity under common control	5,726
Supplemental cash flow disclosures:
Interest paid	6,060	6,848
Net income taxes paid	$ 980	$ 1,812